INVENTORY	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
INVENTORY

5. INVENTORY

As at	March 31, 2026	December 31, 2025
Finished goods	$5,351,788	$2,233,225
Work in process	97,476	107,287
Raw materials	2,262,548	1,562,627
	$7,711,812	$3,903,139

During the three months ended March 31, 2026, $1,833,250 (2025 - $1,071,164) of inventory was recognized in cost of sales including an allowance for obsolete and slow-moving inventory of $105,840 (2025 – recovery of allowance for obsolete and slow-moving inventory$38,666).

Cost of sales consist of the following:

For the three months ended	March 31, 2026	March 31, 2025
Inventory	$1,833,250	$1,071,164
Consulting and services	34,357	24,389
Other	96,985	142,074
	$1,964,592	$1,237,627